Note 14 - Employee Benefits (Details) - Contributions Paid by the Bank - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Amount	$ 193	$ 210	$ 257
Date 1 [Member]
Note 14 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Date paid	Oct. 15, 2015	Oct. 15, 2014	Oct. 15, 2013
Amount	$ 42	$ 46	$ 42
Date 2 [Member]
Note 14 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Date paid	Dec. 30, 2015	Dec. 30, 2014	Dec. 30, 2013
Amount	$ 151	$ 164	$ 215